Fair value measurement	12 Months Ended
Mar. 31, 2025
Fair value measurement
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. Fair value measurement
FASB ASC 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level of input

Level 1	Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).
The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. These valuation methodologies were applied to all of the Bank’s financial assets and financial liabilities carried at fair value. For Level 1 instruments, the valuation is based upon the unadjusted quoted prices of identical instruments traded in active markets. For Level 2 instruments, where such quoted market prices are not available, the valuation is based upon the quoted prices for similar instruments in active markets, the quoted prices for identical or similar instruments in markets that are not active, prices quoted by market participants and prices derived from standard valuation methodologies or internally developed models that primarily use certain inputs such as interest rates, yield curves, volatilities and credit spreads, which are available from public sources such as Reuters, Bloomberg and the Fixed Income Money Markets and Derivatives Association of India. The valuation methodology primarily includes discounted cash flow techniques. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The valuation of Level 3 instruments is based on valuation techniques or models which use significant market unobservable inputs or assumptions.
The Bank uses its quantitative pricing models to determine the fair value of its derivative instruments. These models use multiple market inputs, including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the positions that are observable directly or indirectly. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.
Financial assets and financial liabilities measured at fair value on a recurring basis:
AFS debt securities: AFS debt securities are carried at fair value. Such fair values were based on quoted market prices, where available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair value of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. A reduction in the estimated cash flows of these instruments will adversely impact the value of these securities. A change in the timing of these estimated cash flows will also impact the value of these securities.
Trading securities: Trading securities are carried at fair value based on quoted market prices or market observable inputs or significant unobservable inputs.
Equity securities: Marketable securities are measured at fair value.
Non-marketable
equity securities under the measurement alternative are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.
Held to maturity securities: There were no HTM securities as of March 31, 2024 and March 31, 2025.
Separate Account Assets: Separate account assets are carried at fair value based on quoted market prices or market observable inputs.

Separate account liabilities: The portion of separate account assets representing contract holder’s funds shall be reported in the insurance entity’s financial statements as a summary total, with an equivalent summary total reported for related liabilities.
Liabilities on policies in force: Liabilities on policies in force is calculated as the present value of expected benefits to be paid, less the present value of expected premiums. These liabilities are determined based on GAAP and actuarial standards, using assumptions such as mortality, policy lapse, investment returns, and expenses. Assumptions are set at policy issuance to estimate experience over the benefit period. Some assumptions such as mortality, morbidity and interest rates locked in for long-duration contracts and reassessed at every reporting period.
The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2024, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Assets
Trading account securities	Rs.	461,245.3	Rs.	290,951.1	Rs.	148,296.2	Rs.	21,998.0
Securities available-for-sale		8,295,487.1		548,944.7		7,608,007.7		138,534.7
Equity securities ( * )		71,449.1		24,545.8		46,571.0		332.3
Separate Account Assets		955,416.3		808,309.4		147,106.9		—

Total	Rs.	9,783,597.8	Rs.	1,672,751.0	Rs.	7,949,981.8	Rs.	160,865.0

Liabilities
Liabilities on policies in force		237.2		—		237.2		—

Total	Rs.	237.2	Rs.	—	Rs.	237.2	Rs.	—

(*)	Equity securities classified within other assets.
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis as of March 31, 2025, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Assets
Trading account securities	Rs.	625,388.5	Rs.	336,658.0	Rs.	253,739.6	Rs.	34,990.9
Securities available-for-sale		9,910,174.3		1,435,936.2		8,360,598.9		113,639.2
Equity securities ( * )		129,984.8		20,404.1		109,013.3		567.4
Separate Account Assets		1,016,281.4		873,154.4		143,127.0		—

Total	Rs.	11,681,829.0	Rs.	2,666,152.7	Rs.	8,866,478.8	Rs.	149,197.5

Total	US$	136,741.5	US$	31,208.6	US$	103,786.5	US$	1,746.4

Liabilities
Liabilities on policies in force		482.9		—		482.9		—

Total	Rs.	482.9	Rs.	—	Rs.	482.9	Rs.	—

Total	US$	5.7	US$	—	US$	5.7	US$	—

(*)	Equity securities classified within other assets.

The
following table summarizes certain additional information about changes in the fair value of Level 3 assets pertaining to instruments carried at fair value for the fiscal years ended March 31, 2024 and March 31, 2025:

Particulars	As of March 31, 2024
	(In millions)
Beginning balance at April 1, 2023	Rs.	148,435.6
Total gains or losses (realized/unrealized)
— Included in net income		614.5
— Included in other comprehensive income		1,531.8
Purchases/additions		113,003.2
Sales		(619.8)
Issuances		—
Settlements		(101,447.7)
Transfers into Level 3		—
Transfers out of Level 3		(652.6)
Foreign currency translation adjustment		—

Ending balance at March 31, 2024	Rs.	160,865.0

Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	Rs	650.2

Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	Rs	1,196.9

Particulars	As of March 31, 2025
	(In millions)
Beginning balance at April 1, 202 4	Rs.	160,865.0
Total gains or losses (realized/unrealized)
— Included in net income		5,864.3
— Included in other comprehensive income		1,351.8
Purchases/additions		65,272.1
Sales		(546.6)
Issuances		—
Settlements		(83,818.7)
Transfers into Level 3		209.6
Transfers out of Level 3		—
Foreign currency translation adjustment		—

Ending balance at March 31, 2025	Rs.	149,197.5

Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	Rs	5,830.7

Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	Rs	433.0

The transfers out of Level 3 occurred due to listing of previously unlisted equity shares, during the fiscal year ended March 31, 2024. This reclassification reflects the transition from using unobservable inputs to determine fair value to utilizing quoted prices in an active market.
Derivatives: The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks. Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in rupees.
The Bank uses its pricing models to determine the fair value of its derivative instruments. These models use market inputs that are observable directly or indirectly.

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2024, segregated by the level of valuation inputs within the fair value hierarchy:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	109,038.5	Rs.	—	Rs.	109,038.5	Rs.	—
Derivative liabilities	Rs.	109,409.9	Rs.	—	Rs.	109,409.9	Rs.	—
The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2025, segregated by the level of valuation inputs within the fair value hierarchy:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	179,812.4	Rs.	—	Rs.	179,812.4	Rs.	—
Derivative liabilities	Rs.	143,566.1	Rs.	—	Rs.	143,566.1	Rs.	—